Debt - Operating Partnership Credit Agreement (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2018	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017
Operating Partnership Credit Agreement | Senior secured term loan A facility
Debt Instrument [Line Items]
Term loan repayment percentage of initial aggregate principal amount				2.50%
Repayments of Debt				$ 3,800
Interest rate				4.52%
Operating Partnership Credit Agreement | Senior secured term loan B facility
Debt Instrument [Line Items]
Term loan repayment percentage of initial aggregate principal amount				1.00%
Repayments of Debt				$ 18,500
Interest rate				4.52%
Operating Partnership Credit Agreement | Senior secured revolving credit facility
Debt Instrument [Line Items]
Interest rate				4.43%
Secured Debt | Senior secured term loan A facility
Debt Instrument [Line Items]
Principal amount				$ 470,000	$ 467,000
Credit facility amount	$ 200,000
Debt Instrument, Payment Terms, Percent Of Principal Due At Payment	0.625%
Interest rate					4.04%
Secured Debt | Senior secured term loan A facility | LIBOR
Debt Instrument [Line Items]
Variable margin	2.25%
Secured Debt | Senior secured term loan B facility
Debt Instrument [Line Items]
Principal amount				1,800,000	$ 1,800,000
Secured Debt | Senior secured term loan B facility | LIBOR
Debt Instrument [Line Items]
Variable margin			2.00%
Debt Instrument, Basis Spread On Variable Rate Upon Rating Upgrade		1.75%
Revolving Credit Facility | Senior secured revolving credit facility
Debt Instrument [Line Items]
Credit facility amount	$ 1,400,000				1,400,000
Variable margin	1.75%
Line Of Credit Facility, Increase (Decrease) In Maximum Borrowing Capacity	$ 750,000
Amounts drawn on credit facility				$ 550,000	$ 0	$ 0